Investment in associate company and business combination, Business Combination (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2022 USD ($)	Dec. 31, 2023 Vessel	Dec. 31, 2022 Vessel	Dec. 31, 2021 Vessel
Business combinations [Abstract]
Number of vessels | Vessel		24	23	26
Goodwood [Member]
Business combinations [Abstract]
Additional percentage of equity interest acquired	3.00%
Cash purchase price	$ 394
Number of vessels | Vessel			22
Ownership interest acquired	53.00%
Previously held equity interest measured at fair value	$ (6,030)
Amount of loss resulting from re-measuring previously held equity interest at fair value	$ 637